GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, before tax	$ (3,455)	$ (14,636)	$ 2,827
Tax effect - (expense) benefit	1,329	5,635	(1,089)
Accumulated other comprehensive income (loss)	(2,126)	(9,001)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, before tax	(5,517)	(17,178)	5,747
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss, before tax	$ 2,062	$ 2,542	$ (2,920)